Shareholders' Equity (Details 1)	6 Months Ended
Jun. 30, 2015 USD ($)
Dividends Payable [Line Items]
Dividend paid	$ 1,038,967
September 2, 2011 [Member]
Dividends Payable [Line Items]
Dividend paid	3,880,406
April 18, 2012 [Member]
Dividends Payable [Line Items]
Dividend paid	7,527,988
August 31, 2012 [Member]
Dividends Payable [Line Items]
Dividend paid	5,094,140
April 26, 2013 [Member]
Dividends Payable [Line Items]
Dividend paid	4,142,199
September 20, 2013 [Member]
Dividends Payable [Line Items]
Dividend paid	4,803,178
October 14, 2014 [Member]
Dividends Payable [Line Items]
Dividend paid	1,539,260
June 22, 2015 [Member]
Dividends Payable [Line Items]
Dividend paid	$ 1,038,967